SCHEDULE OF DEBT (Details) (Parenthetical) - USD ($)				3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2022	Oct. 14, 2021	Oct. 20, 2017	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 15, 2021	Jul. 09, 2021	Jul. 02, 2021	Jul. 01, 2021	Jun. 24, 2021	May 12, 2021	Dec. 29, 2020	Sep. 23, 2020	Aug. 17, 2020	Aug. 06, 2020	Jul. 27, 2020
Short-Term Debt [Line Items]
Amortization of debt discount				$ 269,488	$ 9,911	$ 852,249	$ 315,057	$ 847,055	$ 116,643
Convertible notes payable				$ 526,908		$ 526,908		316,974	$ 10,762
Debt instrument conversion price per share				$ 0.001365		$ 0.001365			$ 0.00906
Debt instrument face amount								$ 39,167		$ 35,677	$ 41,000	$ 35,340	$ 64,554	$ 114,660	$ 60,000	$ 16,000	$ 24,000	$ 40,000	$ 7,000	$ 20,000
Compaction And Recycling Equipment Inc [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate stated percentage			7.00%
Debt Instrument, Description			payable in 16 quarterly installments of principal and interest commencing on January 1, 2018 and ending October 1, 2021
Columbia Financial Services Inc [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate stated percentage			7.00%
Debt Instrument, Description			payable in 16 quarterly installments of principal and interest commencing on January 1, 2018 and ending October 1, 2021
Note Payable To Officer [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate stated percentage								12.00%
Loans Payable To Officer [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate stated percentage								8.00%
Quick Capital, LLC [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate stated percentage		10.00%						0.00%
Debt term		1 year
Debt instrument face amount								$ 592,004
Secured Notes Payable [Member]
Short-Term Debt [Line Items]
Amortization of debt discount						$ 50,000		$ 0
Note Payable To Officer [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate stated percentage				15.00%		15.00%		15.00%
Note Purchase Agreement [Member] | BHP Capital NY Inc And Quick Capital LLC [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate stated percentage	10.00%
Convertible notes payable	$ 187,500
Debt instrument conversion price per share	$ 0.0005
Debt term	1 year
Note Purchase Agreement [Member] | BHP Capital NY Inc [Member]
Short-Term Debt [Line Items]
Debt instrument face amount				$ 187,500		$ 187,500
Interest payable				18,750		18,750
Note Purchase Agreement [Member] | Quick Capital, LLC [Member]
Short-Term Debt [Line Items]
Debt instrument face amount				187,500		187,500
Interest payable				$ 18,750		$ 18,750